IRS PENALTIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2011	Oct. 31, 2021	Oct. 31, 2012	Oct. 31, 2020
Irs Penalties
Penalties	$ 90,000	$ 20,000	$ 90,000	$ 20,000
Accrued tax penalties	$ 83,684		$ 83,684		$ 70,000